THE COMPANY	12 Months Ended
Dec. 31, 2025
THE COMPANY
THE COMPANY	THE COMPANY
Background and description of the business
Amer Sports, Inc. (the “Company”) was founded on January 3, 2020 and is incorporated and domiciled in Grand Cayman, the Cayman Islands. The Company’s registered office is Cricket Square, Hutchins Drive, PO Box 2681, Grand Cayman KY1-1111, Cayman Islands. Hereinafter, the Company and its consolidated subsidiaries are also referred to as the “Group” or “Amer Sports.”
Amer Sports is a global group of sport and outdoor brands, including Arc’teryx, Salomon, Wilson, Atomic and Peak Performance. Amer Sports manufactures, markets and sells sports equipment, apparel, and footwear through wholesale and direct-to-consumer (“DTC”) channels globally. We have operations in 40 countries and our products are sold in over 100 countries, with North America, Europe, Greater China and Asia Pacific being the main market areas.
Amer Sports Corporation, our wholly owned subsidiary, was founded in 1950. On April 1, 2019, Amer Sports Corporation was acquired by a consortium consisting of ANTA Sports Products Limited (a sportswear company in China, “ANTA Sports”), FountainVest Partners (a private equity firm in Asia), Anamered Investments Inc. (an investment vehicle owned by Chip Wilson) and Tencent Holdings Limited (a technology company in Asia), each of which initially owned their interests in Amer Sports Holding (HK) Limited, an indirect parent of Amer Sports Corporation following the acquisition, through Amer Sports Holding (Cayman) Limited (the “Acquisition”). Amer Sports Holding (Cayman) Limited was previously the ultimate parent company of the group.
Corporate reorganization
In 2024, in preparation for the initial public offering that took place February 1, 2024 (the “IPO”), the Company undertook a reorganization pursuant to which Amer Sports Holding (Cayman) Limited exchanged its shares of Amer Sports Holding (HK) Limited for new shares of Amer Sports Management Holding (Cayman) Limited, the new holding company parent of Amer Sports Holding (HK) Limited. Amer Sports Holding (HK) Limited is the immediate parent of Amer Sports Holding 3 Oy, the predecessor entity of the Company (the “predecessor entity”). Amer Sports Corporation is a wholly owned indirect subsidiary of the predecessor entity.